Inventories (Summary Of Inventories) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Finished goods	$ 242.7	$ 237.4
Work in progress	32.8	29.0
Raw materials and supplies	98.8	83.6
Total inventories	$ 374.3	$ 350.0